ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2023	2022
Trade payables	$317,888	$259,002
Accrued liabilities	253,806	250,894
Wages payable	94,368	99,972
Other liabilities	84,318	62,635
Total accounts payable and accrued liabilities	$750,380	$672,503

In 2023 and 2022, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings and other payroll taxes.